OTHER FINANCIAL ITEMS (Tables)	6 Months Ended
Jun. 30, 2023
Other Financial Items [Abstract]
Schedule of other financial items, net
Other financial items, net comprise of the following items:

	Six months ended
(in thousands of $)	June 30, 2023	June 30, 2022
Net cash movement on non-designated derivatives and swap settlements	2,877	(1,692)
Net (loss)/gain in fair value movements of non-designated derivatives	(5,571)	12,718
Change in allowance for expected credit losses	402	582
Other items	(1,754)	(1,525)
Total other financial items, net	(4,046)	10,083